CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, shares at Mar. 31, 2015	6,657,046
Beginning balance, value at Mar. 31, 2015	$ 6,657	$ 82,238,507	$ (81,629,714)	$ 35,933	$ 651,383
Issuance of common stock for cash, shares	959,140
Issuance of common stock for cash, value	$ 958	5,605,797			5,606,755
Loss on debt extinguishment					0
Issuance of common stock under cashless warrant exercises, shares	5,292
Issuance of common stock under cashless warrant exercises, value	$ 5	(5)
Issuance of common stock due to rounding up from reverse split, shares	915
Issuance of common stock due to rounding up from reverse split, value	$ 1	(1)
Stock-based compensation expense		202,844			202,844
Net loss			(4,872,329)	(86,287)	(4,958,616)
Ending balance, shares at Mar. 31, 2016	7,622,393
Ending balance, value at Mar. 31, 2016	$ 7,621	88,047,142	(86,502,043)	(50,354)	1,502,366
Issuance of common stock for cash, shares	216,078
Issuance of common stock for cash, value	$ 216	954,889			955,105
Issuances of common stock and warrants under registered direct financing, shares	773,000
Issuances of common stock and warrants under registered direct financing, value	$ 773	1,803,477			1,804,250
Issuances of common stock under conversions of convertible notes and related accrued interest, shares	33,091
Issuances of common stock under conversions of convertible notes and related accrued interest, value	$ 33	144,686			144,719
Loss on debt extinguishment		558,198			558,198
Debt discount on convertible notes payable		783,868			783,868
Repurchase of restricted stock units, shares	149,864
Repurchase of restricted stock units, value	$ 150	(378,668)			(378,518)
Exercise of cashless warrants, shares	2,660
Exercise of cashless warrants, value	$ 3	(3)
Stock-based compensation expense		2,186,309			2,186,309
Net loss			(7,276,113)	(30,613)	(7,306,726)
Ending balance, shares at Mar. 31, 2017	8,797,086
Ending balance, value at Mar. 31, 2017	$ 8,796	$ 94,445,739	$ (93,778,156)	$ (80,967)	595,412
Loss on debt extinguishment					376,909
Net loss					(1,845,551)
Ending balance, value at Jun. 30, 2017					$ (950,065)